Schedule of Investments (unaudited)
July 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 93.5%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	7,016,333	$557,658,147
Total Investment Companies (Cost: $556,532,705)		557,658,147
Short-Term Securities
Money Market Funds — 50.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(a)(c)(d)	273,672,277	273,754,379
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	27,570,000	27,570,000
Total Short-Term Securities — 50.5% (Cost: $301,319,497)		301,324,379
Total Investments in Securities — 144.0% (Cost: $857,852,202)		858,982,526
Liabilities in Excess of Other Assets — (44.0)%		(262,284,211)
Net Assets — 100.0%		$596,698,315

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$198,490,245	$75,320,269 (a)	$—	$(41,916)	$(14,219)	$273,754,379	273,672,277	$1,426,458 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,360,000	14,210,000 (a)	—	—	—	27,570,000	27,570,000	481,377	—
iShares iBoxx $ High Yield Corporate Bond ETF	414,919,474	228,309,983	(77,763,352)	4,026,106	(11,834,064)	557,658,147	7,016,333	19,700,655	—
				$3,984,190	$(11,848,283)	$858,982,526		$21,608,490	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/09/26	USD	2,500	$(339)	$—	$(339)
4.41%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/31/26	USD	1,500	(781)	—	(781)
3.72%	At Termination	1-day SOFR, 3.66%	At Termination	N/A	09/08/26	USD	20,000	1,386	3	1,383

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/29/26	USD	2,900	$13,680	$1	$13,679
3.66%	At Termination	1-day SOFR, 3.66%	At Termination	N/A	10/01/26	USD	10,000	2,551	2	2,549
1.13%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/18/26	USD	7,600	61,283	5	61,278
1.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/23/26	USD	500	3,932	(393)	4,325
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/27	USD	1,500	656	2	654
1.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/27	USD	3,776	43,301	3	43,298
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/27	USD	1,000	109	2	107
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/23/27	USD	1,000	(149)	1	(150)
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/05/27	USD	3,000	2,994	4	2,990
1.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/09/27	USD	1,916	23,327	2	23,325
4.01%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/09/27	USD	1,000	(252)	1	(253)
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/14/27	USD	3,000	(1,522)	4	(1,526)
1.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/28/27	USD	1,172	14,994	2	14,992
4.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/06/27	USD	1,000	(1,359)	1	(1,360)
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/17/27	USD	1,100	1,619	3	1,616
2.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/27	USD	300	4,380	1	4,379
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/08/27	USD	5,000	39,726	13	39,713
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/27	USD	5,000	29,733	9	29,724
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/25/27	USD	2,000	7,898	4	7,894
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/27	USD	2,000	7,442	4	7,438
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/01/27	USD	2,000	6,021	4	6,017
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/27	USD	5,000	13,878	10	13,868
3.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/02/27	USD	4,645	11,933	10	11,923
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/16/27	USD	4,000	10,201	9	10,192
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/19/27	USD	6,000	10,110	14	10,096
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/02/28	USD	2,055	2,105	4	2,101
4.01%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/10/28	USD	5,000	8,804	13	8,791
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/25/28	USD	1,600	3,302	4	3,298
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/19/28	USD	3,000	16,642	14	16,628

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.42%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/07/28	USD	9,450	$414,253	$(56,348)	$470,601
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/15/28	USD	9,200	48,199	40	48,159
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/16/28	USD	1,500	8,827	8	8,819
1.23%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/08/28	USD	5,780	296,863	(34,691)	331,554
3.46%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/28	USD	1,500	18,185	8	18,177
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/28	USD	2,000	12,748	8	12,740
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/28	USD	6,000	64,217	32	64,185
1.12%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/03/28	USD	1,960	117,975	(15,117)	133,092
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/08/28	USD	3,000	51,207	17	51,190
3.36%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/01/28	USD	2,000	31,677	12	31,665
1.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/12/28	USD	2,500	156,008	10	155,998
1.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/22/28	USD	2,100	129,634	9	129,625
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/28	USD	3,000	48,075	19	48,056
1.32%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/29	USD	4,300	277,822	21	277,801
3.66%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/18/29	USD	1,500	16,542	7	16,535
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/23/29	USD	1,000	7,541	5	7,536
3.48%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/26/29	USD	9,000	137,972	61	137,911
1.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/27/29	USD	4,450	281,829	23	281,806
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/05/29	USD	2,000	27,464	10	27,454
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/14/29	USD	3,000	19,298	16	19,282
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/20/29	USD	14,300	293,816	98	293,718
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/26/29	USD	2,000	3,299	11	3,288
1.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/28/29	USD	355	20,696	1	20,695
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/29	USD	2,000	11,804	11	11,793
3.36%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/09/29	USD	7,236	136,541	50	136,491
1.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/11/29	USD	842	50,423	4	50,419
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/19/29	USD	5,539	94,552	39	94,513
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/27/29	USD	2,000	6,306	11	6,295
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/27/29	USD	5,100	68,456	37	68,419

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/30/29	USD	7,700	$97,961	$56	$97,905
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/08/29	USD	3,490	40,575	26	40,549
3.71%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/12/29	USD	3,511	38,850	26	38,824
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/20/29	USD	7,200	36,694	54	36,640
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/11/29	USD	7,900	32,937	61	32,876
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/26/29	USD	7,800	38,614	61	38,553
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/03/29	USD	5,000	(5,129)	30	(5,159)
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/29	USD	3,000	6,133	18	6,115
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/09/29	USD	1,000	4,807	6	4,801
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/13/29	USD	8,000	27,698	63	27,635
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/29	USD	9,000	35,073	71	35,002
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/29/29	USD	12,600	(3,963)	101	(4,064)
2.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/15/29	USD	300	13,309	2	13,307
3.10%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/12/29	USD	800	23,859	5	23,854
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/29	USD	500	10,053	3	10,050
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/29	USD	2,700	51,567	17	51,550
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/21/29	USD	4,000	66,978	26	66,952
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/29	USD	4,000	47,348	26	47,322
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/01/29	USD	3,500	36,215	23	36,192
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/29	USD	3,000	29,979	20	29,959
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/22/29	USD	3,000	18,244	20	18,224
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/02/29	USD	450	10,615	3	10,612
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/29	USD	1,200	14,463	8	14,455
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/16/29	USD	2,000	17,532	13	17,519
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/19/29	USD	4,000	25,134	28	25,106
3.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/30	USD	1,500	40,182	11	40,171
3.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/03/30	USD	1,200	37,816	8	37,808
3.98%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/25/30	USD	1,500	7,339	11	7,328
0.77%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/01/30	USD	10,500	1,192,245	89,989	1,102,256

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/11/30	USD	2,500	$39,148	$19	$39,129
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/30	USD	3,000	59,108	23	59,085
3.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/24/30	USD	1,000	23,801	8	23,793
3.54%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/01/30	USD	700	14,498	6	14,492
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/30	USD	1,300	25,030	10	25,020
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/30	USD	4,200	83,482	34	83,448
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/01/30	USD	2,000	55,966	17	55,949
3.30%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/15/30	USD	1,900	60,458	16	60,442
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/30	USD	4,653	152,367	39	152,328
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/30	USD	1,000	26,817	8	26,809
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/10/30	USD	3,812	113,433	33	113,400
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/31	USD	1,000	24,694	9	24,685
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/14/31	USD	4,300	109,322	38	109,284
3.54%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/02/31	USD	4,929	119,524	44	119,480
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/31	USD	4,000	95,203	36	95,167
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/06/31	USD	1,966	61,456	18	61,438
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/06/31	USD	1,000	10,731	10	10,721
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/31	USD	1,200	16,825	11	16,814
3.43%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/31	USD	5,980	177,730	54	177,676
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/30/31	USD	5,000	80,692	46	80,646
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/11/31	USD	29	124	—	124
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/31	USD	2,173	33,557	20	33,537
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/08/31	USD	3,803	68,827	36	68,791
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/15/31	USD	3,300	43,577	31	43,546
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/21/31	USD	2,263	10,040	21	10,019
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/26/31	USD	2,700	22,012	25	21,987
1.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/04/31	USD	2,814	313,941	(67,295)	381,236
4.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/06/31	USD	1,500	8,948	15	8,933
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/11/31	USD	7,000	51,597	67	51,530

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/20/31	USD	1,000	$11,915	$10	$11,905
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/26/31	USD	1,000	11,213	10	11,203
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/08/31	USD	6,200	64,352	60	64,292
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/09/31	USD	1,500	17,478	15	17,463
3.77%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/15/31	USD	1,000	16,370	10	16,360
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/31	USD	1,500	10,229	15	10,214
4.09%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/23/31	USD	3,900	9,586	38	9,548
3.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/26/31	USD	1,500	65,098	15	65,083
3.47%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/31	USD	2,000	62,603	21	62,582
1.36%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/20/31	USD	830	108,349	7	108,342
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/21/31	USD	1,200	32,028	13	32,015
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/25/31	USD	1,500	29,997	16	29,981
3.77%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/01/31	USD	1,700	30,122	18	30,104
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/31	USD	1,000	17,651	11	17,640
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/31	USD	3,000	45,351	32	45,319
1.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/30/31	USD	1,100	150,029	10	150,019
3.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/19/31	USD	3,000	35,119	33	35,086
4.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/02/32	USD	1,400	8,388	15	8,373
4.08%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/07/32	USD	33	125	1	124
1.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/10/32	USD	328	41,817	3	41,814
1.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/32	USD	2,033	250,631	20	250,611
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/25/32	USD	1,100	8,971	12	8,959
1.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/28/32	USD	100	11,766	1	11,765
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/19/32	USD	3,000	54,161	34	54,127
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/32	USD	2,500	66,862	29	66,833
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/16/32	USD	2,000	44,750	22	44,728
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/17/32	USD	1,800	24,684	21	24,663
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/32	USD	2,000	60,913	23	60,890
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/21/32	USD	3,000	91,705	36	91,669

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/23/32	USD	150	$11,290	$1	$11,289
3.44%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/08/32	USD	1,700	66,542	20	66,522
3.50%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/01/32	USD	1,500	55,008	18	54,990
3.41%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/15/32	USD	2,100	87,704	25	87,679
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/32	USD	2,755	117,340	34	117,306
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/32	USD	1,000	34,258	12	34,246
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/19/32	USD	3,000	109,083	37	109,046
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/27/32	USD	300	13,651	3	13,648
3.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/05/33	USD	300	12,355	3	12,352
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/26/33	USD	3,000	78,200	38	78,162
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/33	USD	4,415	122,740	56	122,684
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/08/33	USD	500	24,141	6	24,135
3.50%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/06/33	USD	2,038	80,825	27	80,798
3.54%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/12/33	USD	3,000	112,038	39	111,999
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/19/33	USD	2,550	89,003	33	88,970
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/01/33	USD	1,800	46,524	24	46,500
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/03/33	USD	4,000	105,411	53	105,358
4.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/20/33	USD	3,800	29,240	51	29,189
4.12%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/21/33	USD	3,366	15,363	45	15,318
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/22/33	USD	1,000	9,192	14	9,178
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/12/33	USD	2,200	20,470	30	20,440
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/06/33	USD	2,700	35,791	36	35,755
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/33	USD	2,000	18,767	27	18,740
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/24/33	USD	3,900	8,668	53	8,615
4.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/27/33	USD	500	(1,302)	6	(1,308)
4.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/03/33	USD	300	(1,344)	4	(1,348)
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/28/34	USD	600	12,545	8	12,537
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/27/34	USD	500	10,740	6	10,734
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/23/34	USD	400	4,791	6	4,785

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/11/34	USD	500	$5,892	$7	$5,885
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/26/34	USD	500	13,043	7	13,036
3.50%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/08/34	USD	500	25,399	7	25,392
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/31/34	USD	500	15,975	7	15,968
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/09/34	USD	400	15,228	6	15,222
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/21/35	USD	1,000	35,935	16	35,919
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/08/35	USD	1,500	69,113	24	69,089
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/15/35	USD	1,000	52,688	16	52,672
3.69%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/19/35	USD	1,000	44,421	16	44,405
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/25/36	USD	2,000	107,085	33	107,052
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/05/36	USD	3,000	82,415	50	82,365
0.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/30/45	USD	80	37,346	(842)	38,188
4.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/16/45	USD	100	4,064	2	4,062
0.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/30/50	USD	10	5,364	(427)	5,791
4.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/16/50	USD	100	5,277	4	5,273
1.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/50	USD	15	7,719	(636)	8,355
								$10,324,131	$(82,091)	$10,406,222
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$557,658,147	$—	$—	$557,658,147
Short-Term Securities
Money Market Funds	301,324,379	—	—	301,324,379
	$858,982,526	$—	$—	$858,982,526
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$10,422,510	$—	$10,422,510
Liabilities
Interest Rate Contracts	—	(16,288)	—	(16,288)
	$—	$10,406,222	$—	$10,406,222

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate